Guinness Atkinson Asia Pacific Dividend Builder Fund
SUMMARY SECTION Asia Pacific Dividend Builder Fund
Investment Objective
The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Builder Fund:
Shareholder Fees (fees paid directly from your investment
Shareholder Fees	Guinness Atkinson Asia Pacific Dividend Builder Fund Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Asia Pacific Dividend Builder Fund Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.20%
Interest Expense	0.02%
All Other Expenses	2.05%
Other Expenses:	2.27%
Total Annual Fund Operating Expenses:	3.27%	[1]
Fee Waiver/Expense Reimbursement:	(2.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	1.12%	[1]
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.10% through June 30, 2020. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Asia Pacific Dividend Builder Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of the those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson Asia Pacific Dividend Builder Fund | Guinness Atkinson Asia Pacific Dividend Builder Fund Shares | USD ($)	114	769	1,487	3,393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.38% of the average value of its portfolio.

Principal Investment Strategies

The Asia Pacific Dividend Builder Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Advisor’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 8% for each of the last eight years, and, in the opinion of the Advisor, are likely to grow their dividend over time.

Under normal market conditions the Asia Pacific Dividend Builder Fund will invest in at least four different countries, which include but are not limited to Australia, Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek dividend income and long-term capital appreciation through focused investment in dividend-producing stocks of Asia Pacific companies.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

Market Risk. The Asia Pacific stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Asia Pacific stocks may fall out of favor with investors, the value of Asia Pacific currencies may decline relative to the U.S. dollar and/or Asia Pacific stock markets may decline generally. Some domestic China “A” Shares are available through the Hong Kong Stock Connect or Shenzhen Stock Connect, which may be subject to risks of trading suspensions, quota limitations and additional risks that could affect liquidity and settlement, which differ from comparable risks associated with Chinese securities traded on other securities markets.

Equity Securities Risk. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Builder Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 40.54% (for the quarter ended June 30, 2009). The worst performance was -20.43% (for the quarter ended September 30, 2011).

Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - Guinness Atkinson Asia Pacific Dividend Builder Fund		1 Year	5 Years	10 Years
Guinness Atkinson Asia Pacific Dividend Builder Fund Shares		(16.42%)	5.27%	10.60%
Guinness Atkinson Asia Pacific Dividend Builder Fund Shares | After Taxes on Distributions	[1]	(17.04%)	4.61%	10.17%
Guinness Atkinson Asia Pacific Dividend Builder Fund Shares | After Taxes on Distributions and Sales	[1]	(8.58%)	4.24%	9.01%
MSCI AC Pacific ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)		(14.51%)	2.90%	9.81%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.